j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.7

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
304822712	XXX		Borrower 1 FTHB	false	true	Per Final 1003.
304822698	XXX		Borrower 1 FTHB	false	true	No FTHB departure home will be lease new property
304822698	XXX		Borrower 2 Self-Employment Flag	Yes	No	B2 is Sch C S/E